Loss Per Class A and Class B Ordinary Share - Schedule of Weighted Average Number of Ordinary Shares (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Class A and Class B Ordinary share [Member]
Earnings per share [line items]
Issued Class A and Class B ordinary shares	826,214,000	105,614,000
Weighted average number of Class A and Class B ordinary shares for the year	906,856,000	119,457,000
Class D and Class D Preferred share [Member]
Earnings per share [line items]
Effect of bonus element in issuance of ordinary shares to Series D and Series D+ preferred shareholders	0	12,807,000
Ordinary shares [member]
Earnings per share [line items]
Effect of ordinary shares issued	30,191,000	0
Effect of ordinary shares deemed to be in issue	50,451,000	1,036,000
Class A Ordinary Shares [Member]
Earnings per share [line items]
Effect of Class A ordinary shares surrendered		0
Shares issued during the period related to vesting of restricted stock awards and share options	60,000,000
Class A and Ordinary shares [Member]
Earnings per share [line items]
Shares issued during the period related to vesting of restricted stock awards and share options	60,000,000
Shares issued as on date related to vesting of restricted stock awards and share options	35,980,422
Ordinary shares that are antidilutive in period presented	24,019,578